American Fidelity Assurance Company and American Fidelity
Separate Account B (File No. 811-08187) hereby incorporate
by reference the annual reports for the underlying funds below for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the Act).
Filer/Entity:
American Funds Insurance Series
Fund/Portfolio Name: Washington Mutual Investors Fund
Fund/Portfolio Name: International Fund
File #:
811-03857
CIK #:
0000729528
Accession:
0001145549-25-016804
Date of Filing:
03/07/2025
Filer/Entity:
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
File #:
811-07044
CIK #:
0000890064
Accession:
0000813383-25-000006
Date of Filing:
02/19/2025
Filer/Entity:
BNY Mellon Stock Index Fund, Inc.
File #:
811-05719
CIK #:
0000846800
Accession:
0000846800-25-000001
Date of Filing:
02/19/2025
Filer/Entity:
BNY Mellon Variable Investment Fund
Fund/Portfolio Name: Opportunistic Small Cap Portfolio
File #:
811-05125
CIK #:
0000813383
Accession:
0000813383-25-000005
Date of Filing:
02/19/2025
Filer/Entity:
Vanguard Variable Insurance Fund
Fund/Portfolio Name: Mid-Cap Index Portfolio
Fund/Portfolio Name: Total Stock Market Index Portfolio
with underlying Equity
Index Portfolio
File #:
811-05962
CIK #:
0000857490
Accession:
0001104659-25-020365
Date of Filing:
03/04/2025
Filer/Entity:
Vanguard Variable Insurance Fund
Fund/Portfolio Name: Balanced Portfolio
Fund/Portfolio Name: Capital Growth Portfolio
Fund/Portfolio Name: Total Bond Market Index Portfolio
File #:
811-05962
CIK #:
0000857490
Accession:
0001104659-25-020263
Date of Filing:
03/04/2025
These annual reports are for the period ended
December 31, 2024 and have been transmitted to contract holders in accordance with Rule 30e-2 under the Act.

Any questions regarding this filing may be directed to Courtney Keeling at (405) 416-8967.